REMS Real Estate Income 50/50 Fund

REMS Real Estate Income 50/50 Fund

(the “Fund”)

Institutional Shares (RREIX)

Platform Shares (RREFX)

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Supplement dated December 30, 2015

To the Fund’s Prospectus dated May 1, 2015

(as supplemented from time to time)

* * * * * * * *

Effective January 1, 2016, the following replaces the sections entitled “Fees and Expenses” and “Example” in their entirety on page 1 of the Prospectus.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees - REMS Real Estate Income 50/50 Fund	Institutional Shares	Platform Shares
Redemption Fee (as a % of amount redeemed, if applicable, on shares held less than 90 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - REMS Real Estate Income 50/50 Fund		Institutional Shares	Platform Shares
Management Fee		0.50%	0.50%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.35%	0.35%
Total Annual Fund Operating Expenses		0.85%	1.10%
Less Fee Waiver and/or Expense Reimbursement	[1]	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.70%	0.95%
[1]	Real Estate Management Services Group, LLC (the "Adviser") has contractually agreed to waive its fees and reimburse expenses indefinitely, so that the annual fund operating expenses for the Fund do not exceed 0.70% of the Fund's average daily net assets until April 30, 2027. Prior to January 1, 2016, the Adviser had contractually agreed to waive its fees and reimburse its expenses indefinitely, so that the annual fund operating expenses for the Fund did not exceed 0.80% of the Fund's average daily net assets. This limit does not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short-sales, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board of Trustees of the Trust (the "Board"). The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - REMS Real Estate Income 50/50 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	72	224	390	871
Platform Shares	97	303	525	1,166

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE